Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended							12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
After-tax gain from divestiture of commercial vaccines business								$ 28
Cash proceed from divestiture of commercial vaccines business								46	$ 640
Vaccines
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
After-tax gain from divestiture of commercial vaccines business	$ 6	$ 28	$ 4	$ 9	$ 417	$ 5	$ 8	3	$ 417
Cash proceed from divestiture of commercial vaccines business								$ 34